Offerings - Offering: 1	Mar. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	1,444,058
Proposed Maximum Offering Price per Unit	17.47
Maximum Aggregate Offering Price	$ 25,227,693.26
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,483.94
Offering Note	Covers shares of Class A Common Stock, par value $0.0001 per share, of Finance of America Companies Inc. (the “Shares”) issuable under the Finance of America Companies Inc. 2021 Omnibus Incentive Plan (the “Plan”) and, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), an indeterminate amount of additional Shares that may become issuable under the Plan to prevent dilution resulting from stock splits, stock dividends or other similar transactions. The amount in the table above consists of: (i) 1,038,652 Shares that have become reserved for issuance as a result of the operation of the “evergreen” provision of the Plan; and (ii) 405,406 Shares that have become available for issuance under the Plan as a result of cancellation, forfeiture, termination, settlement in cash, or other settlement without issuance of Shares.

The amount of the registration fee is estimated, pursuant to paragraphs (c) and (h) of Rule 457 under the Securities Act, and is based on a price of $17.47 per share, which is the average of the high and low prices of the Shares as reported by New York Stock Exchange on March 9, 2026.